DUE TO BANKS AND CORRESPONDENTS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Deposits From Banks Explanatory [Abstract]
Disclosure of detailed information of deposits from banks [text block]
This item consists of the following:

	2017	2016
	S/(000)	S/(000)

International funds and others (b)	5,264,545	5,253,826
Promotional credit lines (c)	2,029,989	1,793,205
Inter-bank funds	659,737	408,153
	7,954,271	7,455,184
Interest payable	42,618	38,732
Total	7,996,889	7,493,916

b)	This item consists of the following:

	2017	2016
	S/(000)	S/(000)

Citibank N.A. (i)	1,166,760	385,940
Wells Fargo Bank (ii)	810,250	788,660
Corporación Financiera de Desarrollo (COFIDE)	600,871	456,246
Comunidad Andina de Fomento – (CAF) (iii)	324,100	247,013
Bank of America (iv)	324,088	335,426
JP Morgan Chase Bank, National Association (v)	324,030	335,204
Toronto Dominion Bank	259,280	–
Standard Chartered Bank	194,460	–
International Finance Corporation (IFC)	190,337	214,600
Banco del Estado de Chile	162,195	–
Bank of Montreal	162,050	805,440
Banco de la Nación	125,000	–
Scotiabank Perú S.A.A	100,000	80,722
Banco Consorcio	94,157	103,969
Deutsche Bank	581	83,900
HSBC Bank PLC	–	295,328
Bank of New York Mellon	–	335,600
Canadian Imperial Bank of Commerce Toronto	–	335,600
Others below S/80 million	426,386	450,178
Total	5,264,545	5,253,826

(i)
At December 31, 2017, the balance includes two variable rate loans obtained in July of 2017, for a total of US$150.0 million, equivalent to S/486.2 million, the amounts of which are hedged by two IRS for a nominal amount with equal principal and maturity, See Note 12(b). By means of the IRS, the two loans were economically converted to a fixed rate loan.

(ii)
At December 31, 2017, the balance includes two variable rate loans obtained in June of 2016, and October of 2017 for a total of US$150.0 million, equivalent to S/486.2 million (two variable rate loans obtained in April and June of 2016 for a total of US$95.0 million, equivalent to S/318.8 million, at December 31, 2016) hedged with two interest rate swaps (IRS) for a nominal amount equal principal and the same maturity date, See Note12(b). By means of the IRS, said loans were economically converted to a fixed rate loan.

The variable rate loan obtained in April 2016 for US$45.0 million, equivalent to S/151.0 million, matured in April 2017.

(iii)
At December 31, 2017, the balance corresponds to a variable rate loan in U.S. Dollars, obtained in December of 2017 for US$100.0 million, equivalent to S/324.1 million, the amount of which is hedged with a CCS for a nominal amount equal to the principal and the same maturity, See Note 12(b). By means of the CCS, said loan was economically converted to a fixed rate loan in soles.

(iv)
At December 31, 2017, the balance corresponds to a variable rate loan obtained in December 2015 for US$100.0 million, equivalent to S/324.1 million; which is hedged with an IRS for a nominal amount equal to the principal and same maturity date (US$100.0 million equivalent to S/335.6 million at December 31, 2016), See Note 12(b). By means of the IRS, said loan was economically converted to a fixed rate loan.

(v)
At December 31, 2017, the balance corresponds to a variable rate loan obtained in February 2016 for US$100.0 million, equivalent to S/324.1 million, hedged by an IRS for a nominal amount equal to the principal and with the same maturity date (US$100.0 million, equivalent to S/335.6 million, at December 31, 2016), See Note 12(b). By means of the IRS, said loan was economically converted to a fixed rate.

Disclosure of detailed information of balances of due to banks and correspondents by maturity [text block]
The table below shows maturities of due to banks and correspondents at December 31, 2017 and 2016 based on the remaining period to the maturity date:

	2017	2016
	S/(000)	S/(000)

Up to 3 months	2,169,022	2,801,499
From 3 months to 1 year	2,055,859	1,536,609
From 1 to 3 years	1,715,035	1,214,848
From 3 to 5 years	452,577	554,600
Over 5 years	1,561,778	1,347,628
Total	7,954,271	7,455,184